Segment and Revenue by Geography and By Major Customer - Schedule of Revenue by Geography, Based on the Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 18,105	$ 17,059	$ 34,964	$ 33,887
Domestic (Israel) [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	169	129	244	193
Hong Kong [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,050	3,279	3,112	5,094
China [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,218	2,353	2,252	4,574
United States [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,789	1,652	5,231	4,329
Portugal [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,051	2,318	4,929	4,556
Hungary [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,493	1,830	5,368	4,710
Japan [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,503	1,682	2,623	3,011
Other [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 5,832	$ 3,816	$ 11,205	$ 7,420